Fair Value of Financial Assets and Liabilities (Details) - Schedule of contractual cash flow requirements for its financial liabilities on repayment or maturity periods $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fair Value of Financial Assets and Liabilities (Details) - Schedule of contractual cash flow requirements for its financial liabilities on repayment or maturity periods [Line Items]
Secured note including interest	$ 263,541	$ 14.7
Flow-through share expenditures	15,023
Lease obligation	1,701
Total carrying amount	280,265
Less than 1 year [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of contractual cash flow requirements for its financial liabilities on repayment or maturity periods [Line Items]
Secured note including interest	19,808
Flow-through share expenditures	15,023
Lease obligation	669
Total carrying amount	35,500
1-3 years [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of contractual cash flow requirements for its financial liabilities on repayment or maturity periods [Line Items]
Secured note including interest	39,616
Flow-through share expenditures
Lease obligation	834
Total carrying amount	40,450
3-5 years [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of contractual cash flow requirements for its financial liabilities on repayment or maturity periods [Line Items]
Secured note including interest	39,616
Flow-through share expenditures
Lease obligation	106
Total carrying amount	39,722
Greater than 5 years [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of contractual cash flow requirements for its financial liabilities on repayment or maturity periods [Line Items]
Secured note including interest	164,501
Flow-through share expenditures
Lease obligation	92
Total carrying amount	$ 164,593